Credit Facilities - Schedule of Outstanding Balances of Short-Term Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings	$ 7,793,396	$ 2,493,390
Agricultural Bank of China Limited company Ningbo Beilun branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From December, 2024 to December, 2025
Interest rate	3.10%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen
Date of paid off	Dec. 15, 2025
Short-term bank borrowings		684,997
China CITIC Bank Co., LTD. Ningbo branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From July, 2024 to July, 2025
Interest rate	3.15%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen
Date of paid off	Mar. 09, 2025
Short-term bank borrowings		684,997
Huishang Bank Co., LTD. Ningbo Beilun branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From September, 2024 to March, 2025
Interest rate	3.90%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin
Date of paid off	Jul. 31, 2025
Short-term bank borrowings		684,997
Bank of China Limited Zhenhai branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From December, 2024 to December, 2025
Interest rate	4.35%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen, Ningbo Haoxin and pledges of mortgages of real estate
Date of paid off	Dec. 15, 2025
Short-term bank borrowings		438,399
Huishang Bank Co., LTD. Ningbo Beilun branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From March, 2025 to March, 2026
Interest rate	3.60%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin
Date of paid off
Short-term bank borrowings	$ 714,991
Bank of China Ningbo Beilun Branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From February, 2025 to February, 2026
Interest rate	3.10%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen
Date of paid off
Short-term bank borrowings	$ 714,991
Bank of China Limited Zhenhai branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From January, 2025 to January, 2026
Interest rate	2.80%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen，Ningbo Haoxin, China Pacific Property Insurance Company Limited
Date of paid off
Short-term bank borrowings	$ 214,497
China Construction Bank Ningbo Beilun Branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From July, 2025 to July, 2026
Interest rate	2.80%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen
Date of paid off
Short-term bank borrowings	$ 1,000,987
Linshang Bank Co., Ltd. Ningbo Beilun Sub-branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From September, 2025 to September, 2026
Interest rate	1.86%
Collateral/ Guarantee
Date of paid off
Short-term bank borrowings	$ 428,994
Industrial and Commercial Bank of China Limited Ningbo Beilun Branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From June, 2025 to June, 2026
Interest rate	2.60%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen
Date of paid off
Short-term bank borrowings	$ 714,991
China CITIC Bank Co., LTD. Ningbo branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From June, 2025 to June, 2026
Interest rate	3.00%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen
Date of paid off
Short-term bank borrowings	$ 686,391
China CITIC Bank Co., LTD. Ningbo branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From July, 2025 to July, 2026
Interest rate	2.90%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen
Date of paid off
Short-term bank borrowings	$ 714,990
Agricultural Bank of China Limited Ningbo Beilun Branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From December, 2025 to December, 2026
Interest rate	2.30%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen
Date of paid off
Short-term bank borrowings	$ 714,990
Linshang Bank Co., Ltd. Ningbo Beilun Sub-branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From August, 2025 to February, 2026
Interest rate	4.20%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen
Date of paid off
Short-term bank borrowings	$ 714,990
Huishang Bank Co., Ltd. Ningbo Beilun Sub-branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From July, 2025 to July, 2026
Interest rate	3.30%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin
Date of paid off
Short-term bank borrowings	$ 714,990
Bank of China Limited Zhenhai Branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	From December, 2025 to December, 2026
Interest rate	2.90%
Collateral/ Guarantee	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen pledges of mortgages of real estate
Date of paid off
Short-term bank borrowings	$ 457,594